EXPLORATION AND HOLDING EXPENSES (Tables)	9 Months Ended
Sep. 30, 2021
Exploration And Holding Expenses
SCHEDULE OF EXPLORATION AND HOLDING EXPENSES

Exploration and holding expenses were incurred on the following projects:

		Three months ended		Nine months ended
		September 30	September 30	September 30	September 30
		2021	2020	2021	2020
		$	$	$	$
Platosa property (Mexico)	- exploration work (1)	305	153	1,559	187
	- holding costs	50	43	149	134
Evolución (Mexico)	- exploration work	61	183	195	344
	- holding costs	72	53	216	185
Silver City (Germany)	- exploration work	1,423	911	2,142	1,083
	- holding costs (2)	-	-	-	-
Kilgore (USA)	- exploration work	497	528	1,020	568
	- holding costs	130	130	130	130
Exploration and holding expenses		2,538	2,001	5,411	2,631

(1)	Platosa property exploration excludes underground drilling at the Platosa Mine which is capitalized to Property, plant and equipment (Note 5).

(2)	There are no annual fees associated with exploration licenses in Saxony, Germany. See Note 6 for capitalized earn-in payments under the Globex Agreement.